Fair Value of Financial Assets and Liabilities (Details) - Schedule of impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets held-for-trading
Financial Assets	$ 76,712	$ 42,181
Sensitivity to changes in key assumptions of models	(1,288)	(533)
Financial Assets held-for-trading [Member]
Financial assets held-for-trading
Financial Assets	51,484	5,494
Sensitivity to changes in key assumptions of models	(506)	(8)
Financial Assets held-for-trading [Member] | Level 3 of fair value hierarchy [Member] | Other instruments issued in Chile [Member]
Financial assets held-for-trading
Financial Assets	51,484	5,494
Sensitivity to changes in key assumptions of models	(506)	(8)
Financial assets at fair value through other comprehensive income [Member] | Level 3 of fair value hierarchy [Member] | Other instruments issued in Chile [Member] | Debt instruments [Member]
Financial assets held-for-trading
Financial Assets	25,203	36,596
Sensitivity to changes in key assumptions of models	(782)	(525)
Financial assets at fair value through other comprehensive income [Member] | Level 3 of fair value hierarchy [Member] | Instruments issued by foreign institutions [Member] | Debt instruments [Member]
Financial assets held-for-trading
Financial Assets	25,228	36,687
Sensitivity to changes in key assumptions of models	(782)	(525)
Financial assets at fair value through other comprehensive income [Member] | Level 3 of fair value hierarchy [Member] | Instruments issued by foreign institutions [Member] | Trading equity instruments [Member]
Financial assets held-for-trading
Financial Assets	25	91
Sensitivity to changes in key assumptions of models